Inventory (Tables)	6 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Inventory maintained
	June 30,	December 31,
	2013	2012
	(unaudited)
Raw materials	$105,446	$216,201
Work in process	15,444	39,354
Finished Goods	233,229	137,264

TOTAL	$354,119	$392,819